UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3934
                                  ---------------------------------
        Tuxis Corporation
     --------------------------------------------------------------
        (Exact name of registrant as specified in charter)

        11 Hanover Square, New York, NY 10005
     --------------------------------------------------------------
        (Address of principal executive offices)     (Zipcode)

        Monica Pelaez, Secretary
        11 Hanover Square
        New York, NY 10005
     --------------------------------------------------------------
        (Name and address of agent for service)

Registrant's telephone number, including area code:  212-635-0671
                                                   ----------------

Date of fiscal year end:  12/31/03
                        ------------------
Date of reporting period:  1/1/03 - 06/30/03
                         ---------------------------

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

Item 1. Report to Shareholders


TUXIS(R)
CORPORATION
================================================================================

SEMI-ANNUAL REPORT
June 30, 2003

                                                                  American Stock
                                                                Exchange Symbol:

                                                                             TUX

11 Hanover Square
New York, NY 10005

1-212-635-0671

www.tuxis.com

                                                            American Stock
TUXIS CORPORATION                                           Exchange Symbol: TUX
================================================================================

11 Hanover Square, New York, NY 10005
www.tuxis.com

                                                                 August 26, 2003

Fellow Shareholders:

     It is a pleasure to welcome our shareholders who have made their investment in Tuxis Corporation since our last Report.

        Tuxis Conducting Real Estate Acquisition and Development Program

     Following through on shareholder approval to change the nature of the Company's business so as to cease to be an investment company and to concentrate in real estate and related services, Company management has conducted and continues to focus on an ongoing business review, development, and acquisition program. Company management currently is reviewing a number of real estate acquisition candidates and has entered into a contract to purchase certain commercial property and improvements, subject to various conditions. Please note that the Company intends to devote its assets primarily to real estate and related services rather than investment securities.

                          Returns and Dividends in 2003

     For the six months ending June 30, 2003, the Company's net asset value total return was 0.28% with a market return of (6.74)%. Although the managed distribution policy was discontinued in March 2003, the Company paid a second quarter dividend on June 30, 2003 of $.15 per share.

     Sharing your optimism about the Company's potential, management and its affiliates own approximately 20% of the Company's outstanding shares.

                                   Sincerely,


                 /s/ Bassett S. Winmill   /s/ Mark C. Winmill
                 ----------------------   -------------------
                 Bassett S. Winmill       Mark C. Winmill
                 Chairman                 President

          Schedule of Portfolio Investments - June 30, 2003 (Unaudited)

                                                                         S&P      Market
                                                                       Rating      Value
                                                                       ------   ----------
Par Value

            MUNICIPAL BONDS (24.87%)
            Arizona (6.76%)
$500,000    Phoenix General Obligation Bonds, Series A, 6.25%, due
               7/1/16 ..............................................    AA+     $  630,595
                                                                                ----------
            Georgia (5.70%)
 400,000    Georgia State Municipal Electric Power Authority
               Revenue Bonds, Series B, 8.25%, due 1/1/11 ..........    A+         531,768
                                                                                ----------
            Illinois (4.59%)
 125,000    Illinois Health Facilities Authority Revenue Bonds,
               5.25%, due 8/1/17 ...................................    AAA        134,871
 250,000    Illinois Health Facilities Authority Revenue Bonds,
               6.75%, due 2/15/14 ..................................    A1*        293,603
                                                                                ----------
                                                                                   428,474
                                                                                ----------
            Texas (1.18%)
 100,000    San Antonio Electric & Gas Revenue Bonds, 5.50%, due
               2/1/15 ..............................................    AA+        109,944
                                                                                ----------
            Wisconsin (6.64%)
 500,000    Wisconsin Clean Water Revenue Bonds, Series 1,
               6.875%, due 6/1/11 ..................................    AA+        619,595
                                                                                ----------
               Total Municipal Bonds (cost: $1,958,929) ............             2,320,376
                                                                                ----------

            * Moody's rating.

 Shares

            COMMON STOCKS (48.78%)
            Beverages (2.38%)
   5,000    PepsiCo, Inc. ..........................................               222,500
                                                                                ----------
            Computer & Office Equipment (2.83%)
   3,200    International Business Machines Corp. ..................               264,000
                                                                                ----------
            Electronic Computers (3.09%)
   9,000    Dell Computer Corporation ..............................               287,640
                                                                                ----------
            Electronic & Other Electrical Equipment (1.69%)
   5,500    General Electric Company ...............................               157,740
                                                                                ----------
            Fire, Marine & Casualty Insurance (2.60%)
     100    Berkshire Hathaway Inc. Class B** ......................               243,000
                                                                                ----------
            Food & Kindred Products (1.95%)
   4,000    Altria Group, Inc. .....................................               181,760
                                                                                ----------

See accompanying notes to financial statements.

                                       2                       TUXIS CORPORATION

          Schedule of Portfolio Investments - June 30, 2003 (Unaudited)

                                                                          Market
                                                                           Value
                                                                       ----------
Shares

             COMMON STOCKS (continued)
             Hotels & Motels (3.15%)
    23,000   Hilton Hotels Corp. ...................................   $  294,170
                                                                       ----------
             National Commercial Banks (6.97%)
    16,100   J.P. Morgan Chase & Co. ...............................      550,298
     3,600   Mellon Financial Corp. ................................       99,900
                                                                       ----------
                                                                          650,198
                                                                       ----------
             Oil Royalty Traders (1.73%)
     9,000   San Juan Basin Royalty Trust ..........................      161,550
                                                                       ----------
             Periodicals: Publishing or Publishing & Printing
                (3.82%)
    38,000   Martha Stewart Living Omnimedia, Inc.** ...............      356,820
                                                                       ----------
             Petroleum Refining (1.15%)
     3,000   Exxon Mobil Corp. .....................................      107,730
                                                                       ----------
             Pharmaceutical Preparations (3.68%)
     4,000   Johnson & Johnson .....................................      206,800
     4,000   Pfizer Inc. ...........................................      136,600
                                                                       ----------
                                                                          343,400
                                                                       ----------
             Precious Metals and Resources (1.34%)
   201,000   Kenor ASA** ...........................................      125,305
                                                                       ----------
             Real Estate Investment Trusts (3.42%)
     9,500   The Mills Corp. .......................................      318,725
                                                                       ----------
             Security Brokers, Dealers & Flotation Companies (3.14%)
    29,000   The Charles Schwab Corp. ..............................      292,610
                                                                       ----------
             Telephone Communications (5.84%)
    66,400   AT&T Wireless Services Inc.** .........................      545,144
                                                                       ----------
                Total Common Stocks (cost: $4,350,497) .............    4,552,292
                                                                       ----------

Par Value

             SHORT TERM INVESTMENTS (26.35%)
$2,458,840   Repurchase Agreement with State Street Bank & Trust,
                .10%, due 7/01/03 (collateralized by U.S. Treasury
                   Notes) ..........................................    2,458,840
                                                                       ----------
                Total Short Term Investments (cost: $2,458,840) ....    2,458,840
                                                                       ----------
                   Total Investments (cost: $8,768,266) (100.00%)...   $9,331,508
                                                                       ==========

** Indicates non-income producing security.

Contracts

        15   Short Futures Position (note 8)
             S&P 500 Futures, September 2003

                                 See accompanying notes to financial statements.

TUXIS CORPORATION                      3

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS:
   Investments at market value (cost: $8,768,266) (note 1) ......   $ 9,331,508
   Interest and dividends receivable ............................        51,146
   Other assets .................................................         1,230
                                                                    -----------
      Total assets ..............................................     9,383,884
                                                                    -----------

LIABILITIES:
   Accrued expenses .............................................        42,091
                                                                    -----------
      Total liabilities .........................................        42,091
                                                                    -----------

NET ASSETS: (applicable to 956,876 shares outstanding:
   1,000,000,000 shares of $.01 par value authorized) ...........   $ 9,341,793
                                                                    ===========

NET ASSET VALUE PER SHARE
   ($9,341,793 / 956,876 shares outstanding) ....................   $      9.76
                                                                    ===========

At June 30, 2003, net assets consisted of:
   Paid-in capital ..............................................   $ 9,923,227
   Net unrealized appreciation on investments and futures .......       597,742
   Accumulated net realized loss on investments .................    (1,179,176)
                                                                    -----------
                                                                     $ 9,341,793
                                                                    ===========

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Interest .......................................................   $  62,715
   Dividends ......................................................      47,593
                                                                      ---------
      Total investment income .....................................     110,308
                                                                      ---------

EXPENSES:
   Salary (note 3) ................................................     168,240
   Professional (note 3) ..........................................      28,249
   Registration (note 3) ..........................................       9,181
   Directors ......................................................       7,215
   Transfer agent .................................................       5,333
   Printing .......................................................       4,886
   Custodian ......................................................       1,043
   Other ..........................................................      16,949
                                                                      ---------
      Total expenses ..............................................     241,096
                                                                      ---------
      Net investment loss .........................................    (130,788)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
   Net realized loss on investments ...............................    (140,721)
   Net realized loss from futures transactions ....................    (449,674)
   Unrealized appreciation on investments and futures during the
      period ......................................................     742,338
                                                                      ---------
      Net realized and unrealized gain on investments and
           futures ................................................     151,943
                                                                      ---------
      Net increase in net assets resulting from operations ........   $  21,155
                                                                      =========

See accompanying notes to financial statements.

                                        4                      TUXIS CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2003 (Unaudited) and the Year Ended December 31, 2002

                                                                                       Six Months        Year
                                                                                         Ended          Ended
                           June 30, 2003 December 31,
                                (Unaudited) 2002
                                                                                     -------------   ------------
OPERATIONS
   Net investment loss ...........................................................    $ (130,788)     $  (38,741)
   Net realized gain (loss) on investments .......................................      (140,721)        103,155
   Net realized gain (loss) from futures transactions ............................      (449,674)        649,228
   Unrealized appreciation (depreciation) on investments during the period .......       742,338        (784,793)
                                                                                      ----------      ----------
      Net change in net assets resulting from operations .........................        21,155         (71,151)

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders ($.30 and $.83 per share, respectively) .........      (283,319)       (752,383)
   Tax return of capital distributions ($.00 and $.59 per share, respectively)....            --        (166,437)

CAPITAL SHARE TRANSACTIONS:
   Increase in net assets resulting from reinvestment of distributions
      (15,298 and 47,777 shares, respectively) ...................................       149,768         497,577
                                                                                      ----------      ----------

         Total change in net assets ..............................................      (112,396)       (492,394)

NET ASSETS:
   Beginning of period ...........................................................     9,454,189       9,946,583
                                                                                      ----------      ----------
   End of period .................................................................    $9,341,793      $9,454,189
                                                                                      ==========      ==========

                                 See accompanying notes to financial statements.

TUXIS CORPORATION                      5

                    Notes to Financial Statements (Unaudited)

(1) Tuxis Corporation (the "Company"), a Maryland corporation, is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended, although it has received Board of Directors and shareholder approval to change the nature of its business so as to cease to be an investment company and it may file an application with the SEC to de-register in 2003. The Company's shares are listed on the American Stock Exchange, Inc. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. With respect to security valuation, municipal securities which have remaining maturities of more than 60 days and for which market quotations are readily available are valued at the mean between the most recently quoted bid and asked prices. Money market securities which have remaining maturities of more than 60 days and for which market quotations are readily available are valued at the most recent bid price or yield equivalent. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by or under the direction of the Board of Directors. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased and amortized over the life of the respective securities are amortized. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) The Company complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed substantially all of its taxable investment income and net capital gains, if any, after utilization of any capital loss carryforward, to its shareholders and therefore no Federal income tax provision is required. The Company may not so comply or distribute in 2003 or later years. At December 31, 2002, the Company had an unused capital loss carryforward of approximately $795,800 which expires in 2009. Based on Federal income tax cost of $9,340,621, gross unrealized appreciation and gross unrealized depreciation was $516,450 and $394,812 respectively at December 31, 2002.

(3) The Company retained CEF Advisers, Inc. ("CEF") as its Investment Manager. Under the terms of the investment management agreement, CEF received a management fee from its assets, such fee to be computed weekly and paid monthly in arrears at the annual rate of 0.60% of the first $500 million and 0.50% over $500 million of the Company's net assets. The fee was calculated by determining net assets on each Friday and applying the applicable rate to such amount for the number of days in the week. Pursuant to approval of stockholders at a special meeting adjourned to November 7, 2001, the investment management agreement with CEF was terminated effective at the end of business on November 30, 2001. Commencing December 1, 2001, the Company's officers (who are similar to those of CEF) assumed the management of the Company's affairs, including portfolio management, subject to the oversight and final direction of the Board of Directors. Compensation of Company personnel was set in the aggregate amount of $200,000 per year effective December 1, 2001, $300,000 per year effective October 2, 2002, and may be further changed from time to time at the discretion of the Board of Directors.

(4) Purchases and proceeds of sales of securities other than short term notes aggregated $1,016,557 and $382,563, respectively, for the six months ended June 30, 2003. The Company has entered into an arrangement with its custodian whereby interest earned on cash balances is used to offset a portion of the Company's expenses.

(5) The Company has a committed bank line of credit. There was no borrowing during the six months ended June 30, 2003.

                                       6                       TUXIS CORPORATION

(6) The tax character of distributions paid to shareholders for the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                                         June 30,   December 31,
                                                           2003         2002
                                                         --------   ------------
Distributions paid from:
   Ordinary income                                       $283,319     $752,383
   Tax exempt income                                           --           --
   Return of capital                                           --      166,437
                                                         --------     ---------
                                                         $283,319     $918,820
                                                         ========     =========

(7) There are 1,000,000,000 shares of $.01 par value common stock authorized. Of the 956,876 shares of common stock outstanding at June 30, 2003, Investor Service Center, Inc. owned 189,732 shares. Certain officers and directors of ISC are officers and directors of the Company.

(8) The Company may engage in transactions in futures contracts. Upon entering into a futures contract, the Company is required to segregate for the broker at the custodian bank an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as "initial margin." Subsequent payments ("variation margin") are made or received by the Company each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is included in unrealized appreciation/depreciation on investments and futures contracts. The Company recognizes a realized gain or loss when the contract is closed. Futures transactions sometimes may reduce returns or increase volatility. In addition, futures can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain futures could have a potentially large impact on a Company's performance. At June 30, 2003, the Company has an open short position of 15 September 2003 S&P 500 futures contracts with an unrealized gain of $34,500.

(9) Regarding concentration of credit risk, Tuxis is following through on shareholder approval to change the nature of the Company's business so as to cease to be an investment company and to concentrate in real estate and related services. While such activities are consistent with the Company's expressed intention of deregistering under the Investment Company Act of 1940, they are likely to require a substantial amount of the Company's assets, and the concentration of the Company's assets in a particular holding or industry. Such concentration will increase the risk of loss to the Company as a result of the negative results of financial condition of any particular holding and/or industry.

TUXIS CORPORATION                      7

                              FINANCIAL HIGHLIGHTS

                                                         Six Months
                                                           Ended                 Years Ended December 31,
                                                       June 30, 2003   ---------------------------------------------
                                                        (Unaudited)     2002     2001     2000      1999       1998
                                                       -------------   ------   ------   -------   -------   -------
PER SHARE DATA*
Net asset value at beginning of period..............      $10.04       $11.14   $13.29   $ 15.19   $ 16.54   $ 16.74
                                                          ------       ------   ------   -------   -------   -------
Income from operations:
   Net investment income (loss).....................        (.14)        (.04)     .67       .43       .40       .57
   Net realized and unrealized gain (loss) on
      investments...................................         .16         (.05)   (1.56)     (.88)     (.15)      .57
                                                          ------       ------   ------   -------   -------   -------
      Total from operation..........................         .02         (.09)    (.89)     (.45)      .25      1.14
                                                          ------       ------   ------   -------   -------   -------
Less distributions:
   Distributions to shareholders....................        (.30)        (.83)    (.67)     (.72)     (.63)    (1.12)
   Tax return of capital to shareholders............          --         (.18)    (.59)     (.73)     (.97)     (.22)
                                                          ------       ------   ------   -------   -------   -------
      Total distributions...........................        (.30)       (1.01)   (1.26)    (1.45)    (1.60)    (1.34)
                                                          ------       ------   ------   -------   -------   -------
Net asset value at end of period....................      $ 9.76       $10.04   $11.14   $ 13.29   $ 15.19   $ 16.54
                                                          ======       ======   ======   =======   =======   =======
Market value at end of period.......................      $ 8.95       $ 9.90   $ 9.88   $ 11.50   $ 11.50   $ 16.38
                                                          ======       ======   ======   =======   =======   =======
TOTAL RETURN ON NET ASSET VALUE BASIS (a)...........         .28%        (.91)%  (6.40)%    (.86)%    4.01%     7.40%
                                                          ======       ======   ======   =======   =======   =======
TOTAL RETURN ON MARKET VALUE BASIS (a)..............       (6.74)%      10.17%   (4.06)%   13.31%   (20.46)%   19.66%
                                                          ======       ======   ======   =======   =======   =======
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted).........      $9,342       $9,454   $9,947   $11,239   $12,142   $12,512
                                                          ======       ======   ======   =======   =======   =======
Ratio of expenses before loan interest and
   nonrecurring expenses............................        5.16%**      3.85%    2.35%     1.97%     1.70%     1.86%
                                                          ======       ======   ======   =======   =======   =======
Ratio of total expenses to average net assets (b)...        5.25%**      3.86%    2.54%     2.16%     1.82%     1.89%
                                                          ======       ======   ======   =======   =======   =======
Ratio of net income (loss) to average net assets....       (2.85)%**     (.40)%   2.83%     3.07%     2.61%     3.40%
                                                          ======       ======   ======   =======   =======   =======
Portfolio turnover rate.............................           6%          22%      38%      116%       98%       26%
                                                          ======       ======   ======   =======   =======   =======

* Per share net investment income and net realized and unrealized gain (loss) on investments have been computed using the average number of shares outstanding. These computations had no effect on net asset value per share.
**   Annualized.
(a) Total return on market value basis is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total return on net asset value basis will be higher than total return on market value basis in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total return on net asset value basis will be lower than total return on market value basis in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total return calculated for a period of less than one year is not annualized. The calculation does not reflect brokerage commissions, if any.
(b) Ratio after the reduction of custodian fees under a custodian agreement was 2.15%, 1.77%, and 1.85% for the years ended December 31, 2000, 1999 and 1998, respectively.

                                       8                       TUXIS CORPORATION

                           DIVIDEND REINVESTMENT PLAN

The Company has adopted a Dividend Reinvestment Plan (the "Plan"). Under the Plan, each dividend and capital gain distribution, if any, declared by the Company on outstanding shares will, unless elected otherwise by each shareholder by notifying the Company in writing at any time prior to the record date for a particular dividend or distribution, be paid on the payment date fixed by the Board of Directors or a committee thereof in additional shares. If the Market Price (as defined below) per share is equal to or exceeds the net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gain distribution (the "Valuation Date"), participants will be issued additional shares equal to the amount of such dividend divided by the Company's net asset value per share. If the Market Price per share is less than such net asset value on the Valuation Date, participants will be issued additional shares equal to the amount of such dividend divided by the Market Price. The Valuation Date is the day before the dividend or distribution payment day or, if that date is not an American Stock Exchange trading day, the next trading day. For all purposes of the Plan: (a) the Market Price of the shares on a particular date shall be the average closing market price on the five trading days the shares traded ex-dividend on the Exchange prior to such date or, if no sale occurred on any of these days, then the mean between the closing bid and asked quotations for the shares on the Exchange on such day, and (b) net asset value per share on a particular date shall be as determined by or on behalf of the Company.

--------------------------------------------------------------------------------

                                 PRIVACY POLICY

Tuxis Corporation recognizes the importance of protecting the personal and financial information of its shareholders. We consider each shareholder's personal information to be private and confidential. This describes the practices followed by us to protect our shareholders' privacy. We may obtain information about you from the following sources: (1) information we receive from you on forms and other information you provide to us whether in writing, by telephone, electronically or by any other means; (2) information regarding your transactions with us, our corporate affiliates, or others. We do not sell shareholder personal information to third parties. We will collect and use shareholder personal information only to service shareholder accounts. This information may be used by us in connection with providing services or financial products requested by shareholders. We will not disclose shareholder personal information to any nonaffiliated third party except as permitted by law. We take steps to safeguard shareholder information. We restrict access to nonpublic personal information about you to those employees and service providers who need to know that information to provide products or services to you. With our service providers we maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Even if you are no longer a shareholder, our Privacy Policy will continue to apply to you. We reserve the right to modify, remove or add portions of this Privacy Policy at any time.

================================================================================

This report, including the financial statements herein, is transmitted to the shareholders of the Company for their information. The financial information included herein is taken from the records of the Company. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Company or any securities mentioned in this report. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Company may purchase at market prices from time to time shares of its common stock in the open market.

================================================================================

TUXIS CORPORATION                      9

                             DIRECTORS AND OFFICERS

DIRECTORS                   OFFICERS
-------------------------   -------------------------
BASSETT S. WINMILL          MARK C. WINMILL
Executive Chairman          President

RUSSELL E. BURKE, III *     THOMAS B. WINMILL, Esq.
                            General Counsel
FREDERICK A. PARKER, JR.*
                            WILLIAM G. VOHRER
DOUGLAS WU*                 Treasurer

THOMAS B. WINMILL, Esq.     MONICA PELAEZ, Esq.
                            Vice President, Secretary

                            HEIDI KEATING
                            Vice President

* Member, Audit Committee

                                       10                      TUXIS CORPORATION

TUXIS CORPORATION
================================================================================

11 Hanover Square
New York, NY 10005

Printed on recycled paper [GRAPHIC]

TUX-SAR-6/03

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The Principal Executive Officer and Principal Financial Officer have concluded that Tuxis Corporation's disclosure controls and procedures
(as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to Tuxis Corporation is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Tuxis Corporation internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)   Not applicable.
(b) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940(17 CFR 270.360a-2) attached hereto as Exhibit 99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Tuxis Corporation

                                By:   /s/ Thomas B. Winmill
                                   ---------------------------------------------
                                      Thomas B. Winmill, President

                                Date: September 8, 2003